Share Capital	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
SHARE CAPITAL

NOTE 13 – SHARE CAPITAL

Authorized

The Company has authorized 75,085,700 ordinary shares with a par value of €0.05.

Issuances

On September 22, 2023, the Company announced initial public offering of 1,000,000 American Depositary Shares (“ADSs”), representing 5,000,000 ordinary shares, at a price of $5.00 per ADS to the public for a total of $5,000,000 of gross proceeds to the Company, before deducting underwriting discounts and offering expenses (the “Offering”). The American Depositary Shares began trading on the Nasdaq Capital Market under the symbol “TURB.” During the December 2023, the Company issued 5,000,000 shares of common from the initial public offering for proceeds of €3,354,781, net of share offering costs and underwriting cost of €1,350,200.

During December 2022, we issued 50,000,000 ordinary shares (pre-stock split: 2,500,000 shares) for proceeds of €2,500,000, to our parent company, who is also our sole shareholder.

The Company has reflected this issuance of ordinary shares for all periods presented due to their nominal value, relative to the planned Initial Public Offering. The Company accounted for the proceeds as share capital in the year ended December 31, 2022. Earnings per share and ordinary shares outstanding have been retroactively reflected to show this issuance from the earliest period reported.

Stock Split

In February 2023, the Company approved a forward stock split of the issued and outstanding ordinary shares on a 20-for-1 basis. We increased our issued and outstanding share capital from 2,504,285 ordinary shares to 50,085,700 ordinary shares. The approval, from the Commercial Registry of Valencia, for the forward stock split has been approved on February 1, 2023. The consolidated financial statements retrospectively reflected the forward stock split.

Issued and outstanding

As of December 31, 2023, and 2022, the total issued and outstanding share capital consist of 55,085,700 shares at €2,754,285 and 50,085,700 shares at €2,504,285, all subscribed and paid up, respectively.